Supplementary information on capital management (Tables)	3 Months Ended
Mar. 31, 2019
Supplementary information on capital management
Schedule of credit ratings
Rating (1)

	Standard & Poor´s	Moody´s	Fitch

Corporate Credit Rating	BBB-	Baa3	BBB-
Outlook	positive	stable	stable
(1) A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.